Condensed Consolidated Interim Statements of Net Income/(Loss) and Comprehensive Income/(Loss) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Sales and marketing	$ 48,670	$ 273,768	$ 154,976	$ 320,708
Research and development	357,444	265,626	672,364	265,626
General and administrative	217,225	243,044	367,070	536,140
Professional and consulting fees	881,638	373,664	1,223,637	808,872
Loss before other items	(1,504,977)	(1,156,102)	(2,418,047)	(1,931,346)
Depreciation	(1,330)	(1,016)	(2,634)	(1,789)
Interest expense	(2,753)	(3,715)	(5,125)	(3,715)
Interest income	72,815		103,341
Other income			2,533
Foreign exchange gain/(loss)	257	1,661	(1,528)	1,786
Fair value gain on convertible note		1,585,739		4,437,063
Fair value (loss)/gain on warrant liability	(58,016)	1,678	(98,272)	745,428
Fair value loss on promissory notes		(101,708)		(101,708)
Fair value loss on warrant exchange		(185,064)		(185,064)
Fair value gain on investment in Psyence Labs Ltd	740,750		427,000
NET INCOME/(LOSS)	(753,254)	141,473	(1,992,732)	2,960,655
Foreign exchange (loss)/gain on translation	636	(99,628)	(3,945)	(101,040)
TOTAL COMPREHENSIVE INCOME/(LOSS)	$ (752,618)	$ 41,845	$ (1,996,677)	$ 2,859,615
Profit/(Loss) per share – basic (in Dollars per share)	$ (0.51)	$ 4.07	$ (1.88)	$ 102.28
Profit/(Loss) per share – diluted (in Dollars per share)	$ (0.51)	$ 4.07	$ (1.88)	$ 102.26
Weighted average number of outstanding shares – basic (in Shares)	1,481,527	34,722	1,059,410	28,947
Weighted average number of outstanding shares – diluted (in Shares)	1,481,527	34,731	1,059,410	28,951